Equity based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Summary of number of awards outstanding under VIP and the Five-Year Compensation Arrangement

The following table summarizes the number of awards outstanding under the LTIP:

Number of LTIP and Five Year Compensation Awards (‘000s)	2022	2021
Opening balance	6,405	6,244
Granted	1,108	2,745
Vested	(1,733)	(1,520)
Forfeited	(277)	(1,064)
Closing balance	5,503	6,405